SCHEDULE OF SHARE OPTIONS ACTIVITIES (Details) - Share-Based Payment Arrangement, Option [Member] - Share Option Plan 2016 Share Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance (in shares)		22,069,770	25,198,592
Weighted average exercise price, beginning		$ 0.25	$ 0.25
Granted (in shares)			5,355,499
Weighted average exercise price, granted			$ 0.26
Forfeited (in shares)		(755,960)	(1,754,969)
Weighted average exercise price, forfeited		$ 0.34	$ 0.30
Excercised (in shares)		(3,718,773)	(6,729,352)
Weighted average exercise price, excercised		$ 0.25	$ 0.26
Excercised, aggregate intrinsic value		$ 7,160
Ending balance (in shares)		17,595,037	22,069,770
Weighted average exercise price, ending		$ 0.24	$ 0.25
Vested and expected to vest, number of shares		17,595,037
Vested and expected to vest, weighted average exercise price		$ 0.24
Vested and expected to vest, weighted remaining contractual years	10 years	4 years 7 months 28 days
Vested and expected to vest, aggregate intrinsic value		$ 30,507
Exercisable, number of shares		16,708,959
Exercisable, weighted average exercise price		$ 0.21
Exercisable, weighted remaining contractual years		3 years 7 months 2 days
Exercisable, aggregate intrinsic value		$ 30,245